World Omni Auto Receivables Trust 2014-B	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2015

Dates Covered
Collections Period	06/01/15 - 06/30/15
Interest Accrual Period	06/15/15 - 07/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/15	803,411,867.08	37,575
Yield Supplement Overcollateralization Amount 05/31/15	37,040,768.68	0
Receivables Balance 05/31/15	840,452,635.76	37,575
Principal Payments	30,337,190.00	736
Defaulted Receivables	1,420,859.99	57
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/15	35,290,225.69	0
Pool Balance at 06/30/15	773,404,360.08	36,782

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	76.07%

Prepayment ABS Speed	1.86%

Overcollateralization Target Amount	34,803,196.20
Actual Overcollateralization	34,803,196.20

Weighted Average APR	3.88%
Weighted Average APR, Yield Adjusted	5.91%
Weighted Average Remaining Term	57.54

Delinquent Receivables:
Past Due 31-60 days	8,424,971.28	360
Past Due 61-90 days	1,968,134.41	89
Past Due 91 + days	393,159.12	18
Total	10,786,264.81	467

Total 31+ Delinquent as % Ending Pool Balance	1.39%

Recoveries	885,195.25

Aggregate Net Losses/(Gains) - June 2015	535,664.74
Current Net Loss Ratio (Annualized)	0.76%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.37%

Flow of Funds	$ Amount

Collections	34,016,340.89
Advances	7,310.51
Investment Earnings on Cash Accounts	3,819.59
Servicing Fee	(700,377.20)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	33,327,093.79

Distributions of Available Funds
(1) Class A Interest	607,500.30
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	28,657,169.18
(7) Distribution to Certificateholders	4,028,738.06
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	33,327,093.79

Servicing Fee	700,377.20
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 06/15/15	767,258,333.06
Principal Paid	28,657,169.18
Note Balance @ 07/15/15	738,601,163.88

Class A-1
Note Balance @ 06/15/15	0.00
Principal Paid	0.00
Note Balance @ 07/15/15	0.00
Note Factor @ 07/15/15	0.0000000%

Class A-2a
Note Balance @ 06/15/15	142,464,166.53
Principal Paid	14,328,584.59
Note Balance @ 07/15/15	128,135,581.94
Note Factor @ 07/15/15	80.0847387%

Class A-2b
Note Balance @ 06/15/15	142,464,166.53
Principal Paid	14,328,584.59
Note Balance @ 07/15/15	128,135,581.94
Note Factor @ 07/15/15	80.0847387%

Class A-3
Note Balance @ 06/15/15	354,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/15	354,000,000.00
Note Factor @ 07/15/15	100.0000000%

Class A-4
Note Balance @ 06/15/15	107,600,000.00
Principal Paid	0.00
Note Balance @ 07/15/15	107,600,000.00
Note Factor @ 07/15/15	100.0000000%

Class B
Note Balance @ 06/15/15	20,730,000.00
Principal Paid	0.00
Note Balance @ 07/15/15	20,730,000.00
Note Factor @ 07/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	641,186.55
Total Principal Paid	28,657,169.18
Total Paid	29,298,355.73

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	71,232.08
Principal Paid	14,328,584.59
Total Paid to A-2a Holders	14,399,816.67

Class A-2b
One-Month Libor	0.18550%
Coupon	0.41550%
Interest Paid	49,328.22
Principal Paid	14,328,584.59
Total Paid to A-2b Holders	14,377,912.81

Class A-3
Coupon	1.14000%
Interest Paid	336,300.00
Principal Paid	0.00
Total Paid to A-3 Holders	336,300.00

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6487576
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.9955472
Total Distribution Amount	29.6443048

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.4452005
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	89.5536537
Total A-2a Distribution Amount	89.9988542

A-2b Interest Distribution Amount	0.3083014
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	89.5536537
Total A-2b Distribution Amount	89.8619551

A-3 Interest Distribution Amount	0.9500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9500000

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 05/31/15	90,386.75
Balance as of 06/30/15	97,697.26
Change	7,310.51

Reserve Account
Balance as of 06/15/15	2,527,722.68
Investment Earnings	311.65
Investment Earnings Paid	(311.65)
Deposit/(Withdrawal)	-
Balance as of 07/15/15	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68